Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 48,029,915	$ 14,939,980	$ 5,959,222	$ 68,929,117
MEXICO
Total	27,658,888		5,959,222	33,618,110
MEXICO | Internal Revenue Service (Secretaria de Hacienda) [Member]
Total	16,242,988			16,242,988
MEXICO | Ministry of Economy (Secretaría de Economía) [Member]
Total	11,415,900		$ 5,959,222	17,375,122
BRAZIL
Total	20,371,027	14,939,980		35,311,007
BRAZIL | Internal Revenue Service (Receita Federal do Brasil) [Member]
Total	17,206,386			17,206,386
BRAZIL | National Mining Agency (Agência Nacional de Mineração) [Member]
Total		$ 14,939,980		14,939,980
BRAZIL | State Finance Secretary (Secretaria de Estado de Fazenda de Minas Gerais) [Member]
Total	$ 3,164,641			$ 3,164,641